RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefits Amounts Recognized in Balance Sheet - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
The Group [member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefits Amounts Recognized in Balance Sheet [Line Items]
Present value of funded obligations	£ (45,241)	£ (41,092)	£ (43,136)
Net amount recognised in the balance sheet	550	1,146
The Group [member] | Net amounts presented in the balance sheet [member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefits Amounts Recognized in Balance Sheet [Line Items]
Present value of funded obligations	(45,241)	(41,092)
Fair value of scheme assets	45,791	42,238
The Bank [member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefits Amounts Recognized in Balance Sheet [Line Items]
Present value of funded obligations	(28,072)	(25,198)	£ (27,041)
Net amount recognised in the balance sheet	347	667
The Bank [member] | Net amounts presented in the balance sheet [member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefits Amounts Recognized in Balance Sheet [Line Items]
Present value of funded obligations	(28,072)	(25,198)
Fair value of scheme assets	£ 28,419	£ 25,865